Segment Information (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Results [Abstract]
Segment Information
Note 15. Segment Results

A description of the Company’s three reportable segments, including the specific products manufactured and sold follows below.

In the Industrials segment, the Company designs, manufactures, markets and services a broad range of air compression, vacuum and blower products across a wide array of technologies and applications. Almost every manufacturing and industrial facility, and many service and process industries, use air compression and vacuum products in a variety of applications such as operation of pneumatic air tools, vacuum packaging of food products and aeration of waste water. The Company maintains a leading position in its markets and serves customers globally. The Company offers comprehensive aftermarket parts and an experienced direct and distributor-based service network world-wide to complement all of its products.

In the Energy segment, the Company designs, manufactures, markets and services a diverse range of positive displacement pumps, liquid ring vacuum pumps and compressors, and engineered loading systems and fluid transfer equipment, consumables, and associated aftermarket parts and services. It serves customers in the upstream, midstream, and downstream oil and gas markets, and various other markets including petrochemical processing, power generation, transportation, and general industrial. The Company is one of the largest suppliers in these markets and has long-standing customer relationships. Its positive displacement pumps are used in the oilfield for drilling, hydraulic fracturing, completion and well servicing. Its liquid ring vacuum pumps and compressors are used in many power generation, mining, oil and gas refining and processing, chemical processing and general industrial applications including flare gas and vapor recovery, geothermal gas removal, vacuum de-aeration, enhanced oil recovery, water extraction in mining and paper and chlorine compression in petrochemical operations. Its engineered loading systems and fluid transfer equipment ensure the safe handling and transfer of crude oil, liquefied natural gas, compressed natural gas, chemicals, and bulk materials.

In the Medical segment, the Company designs, manufactures and markets a broad range of highly specialized gas, liquid and precision syringe pumps and compressors primarily for use in the medical, laboratory and biotechnology end markets. The Company’s customers are mainly medium and large durable medical equipment suppliers that integrate the Company’s products into their final equipment for use in applications such as oxygen therapy, blood dialysis, patient monitoring, wound treatment, and others. Further, with the recent acquisitions, the Company has expanded into liquid handling components and systems used in biotechnology applications including clinical analysis instrumentation. The Company also has a broad range of end use deep vacuum products for laboratory science applications.

The Chief Operating Decision Maker (“CODM”) evaluates the performance of its reportable segments based on, among other measures, Segment Adjusted EBITDA. Management closely monitors the Segment Adjusted EBITDA of each reportable segment to evaluate past performance and actions required to improve profitability. Inter-segment sales and transfers are not significant. Administrative expenses related to the Company’s corporate offices and shared service centers in the United States and Europe, which includes transaction processing, accounting and other business support functions, are allocated to the business segments. Certain administrative expenses, including senior management compensation, treasury, internal audit, tax compliance, certain information technology, and other corporate functions, are not allocated to the business segments.

The following table provides summarized information about the Company’s operations by reportable segment and reconciles Segment Adjusted EBITDA to Income (Loss) Before Income Taxes for the three month and nine month periods ended September 30, 2017 and 2016:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016(1)	2017	2016(1)
Revenue
Industrials	$288.2	$265.6	$819.0	$803.6
Energy	301.6	137.9	719.4	385.8
Medical	59.8	59.1	172.0	172.2
Total Revenue	$649.6	$462.6	$1,710.4	$1,361.6
Segment Adjusted EBITDA
Industrials	$63.1	$55.6	$173.7	$156.2
Energy	98.6	22.0	199.2	70.2
Medical	16.8	16.6	46.9	44.7
Total Segment Adjusted EBITDA	$178.5	$94.2	$419.8	$271.1
Less items to reconcile Segment Adjusted EBITDA to
Income (Loss) Before Income Taxes:
Corporate expenses not allocated to segments	$13.8	$5.2	$30.9	$18.8
Interest expense	30.1	43.0	115.4	128.7
Depreciation and amortization expense	43.5	42.9	126.9	126.9
Impairment of goodwill and other intangible assets(a)	—	—	—	1.5
Sponsor fees and expenses(b)	—	1.8	17.3	3.8
Restructuring and related business transformation costs(c)	6.3	18.2	20.5	46.2
Acquisition related expenses and non-cash charges(d)	1.2	1.9	3.1	3.6
Environmental remediation loss reserve(e)	—	—	0.9	—
Expenses related to initial stock offering(f)	0.5	—	3.6	—
Establish public company financial reporting compliance(g)	3.8	0.1	7.2	0.1
Stock-based compensation(h)	9.8	—	166.0	—
Loss on extinguishment of debt(i)	34.1	—	84.5	—
Other adjustments(j)	3.0	3.2	9.8	1.8
Income (Loss) Before Income Taxes:	$32.4	$(22.1)	$(166.3)	$(60.3)

(1)
In the fourth quarter of fiscal 2016, the Company modified its methodology for presenting reconciling items from Income (Loss) Before Income Taxes. The reconciling items for the three and nine month periods ended September 30, 2016 have been restated to conform to the methodology used in the three and nine month periods ended September 30, 2017, and included the following:

(a)	Represents non-cash charges for impairment of goodwill and other intangible assets.
(b)	Represents management fees and expenses paid to KKR, including a monitoring agreement termination fee of $16.2 million paid in the nine months ended September 30, 2017.
(c)	Restructuring and related business transformation costs consist of the following:
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Restructuring charges	$2.8	$3.0	$4.9	$15.4
Severance, sign-on, relocation and executive search costs	0.6	5.7	2.2	12.7
Facility reorganization, relocation and other costs	1.0	2.9	3.9	6.5
Information technology infrastructure transformation	0.8	0.6	3.4	1.0
(Gains) losses on asset and business disposals	(0.6)	1.7	2.0	1.6
Consultant and other advisor fees	0.5	3.2	1.7	6.9
Other, net	1.2	1.1	2.4	2.1
Total restructuring and related business transformation costs	$6.3	$18.2	$20.5	$46.2

(d)
Represents costs associated with successful and/or abandoned acquisitions, including third-party expenses, post-closure integration costs and non-cash charges and credits arising from fair value purchase accounting adjustments.

(e)	Represents estimated environmental remediation costs and losses relating to a former production facility.
(f)	Represents expenses related to the Company’s initial stock offering.
(g)
Represents third party expenses to comply with the requirements of Sarbanes-Oxley in 2018 and the accelerated adoption of the new revenue recognition standard (ASC 606 - Revenue from Contracts with Customers) in the first quarter of 2018, one year ahead of the required adoption date for a private company. These expenses were previously included in ‘Expenses related to initial stock offering’ and prior periods have been restated to conform to current period presentation.

(h)
Represents stock-based compensation expense recognized for stock options outstanding for the three months and nine months ended September 30, 2017 of $7.8 million and $69.2 million, respectively, and DSUs granted to employees at the date of the initial public offering for the three months and nine months ended September 30, 2017 of $2.0 million and $96.8 million, respectively. See Note 9 “Stock-Based Compensation”.

(i)
Represents losses on extinguishment of debt recognized on the redemption of the senior notes and pay down of a portion of the Original Dollar Term Loan Facility with proceeds from the initial public offering in May 2017($50.4 million) and in connection with the refinancing of the Original Dollar Term Loan Facility and Euro Term Loan Facility in August 2017 ($34.1 million).

(j)
Includes (i) foreign exchange gains and losses, (ii) effects of amortization of prior service costs and amortization of gains in pension and other postretirement benefits (OPEB) expense, (iii) certain legal and compliance costs and (iv) other miscellaneous adjustments.

Note 20: Segment Information

A description of the Company’s three reportable segments, including the specific products manufactured and sold follows below.

In the Industrials segment, the Company designs, manufactures, markets, and services a broad range of air compression, vacuum, and blower products across a wide array of technologies and applications. Almost every manufacturing and industrial facility, and many service and process industries, use air compression and vacuum products in a variety of applications such as operation of pneumatic air tools, vacuum packaging of food products, and aeration of waste water. The Company maintains a leading position in its markets and serves customers globally. The Company offers comprehensive aftermarket parts and an experienced direct and distributor-based service network world-wide to complement all of its products.

In the Energy segment, the Company designs, manufactures, markets, and services a diverse range of positive displacement pumps, liquid ring vacuum pumps and compressors, and engineered loading systems and fluid transfer equipment, consumables and associated aftermarket parts and services. It serves customers in the upstream, midstream, and downstream oil and gas markets, and various other markets including petrochemical processing, power generation, transportation, and general industrial. The Company is one of the largest suppliers in these markets and has long-standing customer relationships. Its positive displacement pumps are used in the oilfield for drilling, hydraulic fracturing, completion, and well servicing. Its liquid ring vacuum pumps and compressors are used in many power generation, mining, oil and gas refining and processing, chemical processing, and general industrial applications including flare gas and vapor recovery, geothermal gas removal, vacuum de-aeration, enhanced oil recovery, water extraction in mining and paper, and chlorine compression in petrochemical operations. Its engineered loading systems and fluid transfer equipment ensure the safe handling and transfer of crude oil, liquefied natural gas, compressed natural gas, chemicals, and bulk materials.

In the Medical segment, the Company designs, manufactures, and markets a broad range of highly specialized gas, liquid, and precision syringe pumps and compressors primarily for use in the medical, laboratory and biotechnology end markets. The Company’s customers are mainly medium and large durable medical equipment suppliers that integrate the Company’s products into their final equipment for use in applications such as oxygen therapy, blood dialysis, patient monitoring, wound treatment, and others. Further, with the recent acquisitions, the Company has expanded into liquid handling components and systems used in biotechnology applications including clinical analysis instrumentation. The Company also has a broad range of end use deep vacuum products for laboratory science applications.

The Chief Operating Decision Maker (“CODM”) evaluates the performance of its reportable segments based on, among other measures, Segment Adjusted EBITDA. Management closely monitors the Segment Adjusted EBITDA of each reportable segment to evaluate past performance and actions required to improve profitability. Inter-segment sales and transfers are not significant. Administrative expenses related to the Company’s corporate offices and shared service centers in the United States and Europe, which includes transaction processing, accounting, and other business support functions, are allocated to the business segments. Certain administrative expenses, including senior management, compensation, treasury, internal audit, tax compliance, and other corporate functions, are not allocated to the business segments. The accounting policies of the segments are the same as those described in Note 1 “Summary of Significant Accounting Policies.”

In the first quarter of fiscal 2016, the Company modified its methodology of allocating certain Corporate costs that directly benefit the business segments. The segment results below for the years ended December 31, 2015 and 2014 have been restated to conform to the methodology used in the year ended December 31, 2016.

	2016	2015	2014
Revenue
Industrials	$1,082,357	$1,149,704	$1,306,058
Energy	628,405	753,504	1,045,001
Medical	228,674	223,677	218,946
Total Revenue	$1,939,436	$2,126,885	$2,570,005
Segment Adjusted EBITDA
Industrials	$217,647	$197,554	$223,230
Energy	143,770	186,810	309,129
Medical	61,932	59,493	52,543
Total Segment Adjusted EBITDA	423,349	443,857	584,902
Less items to reconcile Segment Adjusted EBITDA to
Loss Before Income Taxes(1):
Corporate expenses not allocated to segments	22,696	24,974	47,325
Interest expense	170,338	162,861	164,376
Depreciation and amortization expense	172,725	163,024	160,350
Impairment of goodwill and other intangible assets(a)	25,252	421,425	235,023
Sponsor fees and expenses(b)	4,816	4,613	3,723
Restructuring and related business transformation costs(c)	78,677	31,409	36,551
Acquisition related expenses and non-cash charges(d)	4,258	4,764	9,831
Environmental remediation loss reserve(e)	5,570	—	—
Other adjustments(f)	2,167	(2,521)	40,652
Loss Before Income Taxes	$(63,150)	$(366,692)	$(112,929)
(1)
In the fourth quarter of fiscal 2016, the Company modified its methodology for presenting reconciling items from Loss Before Income Taxes. The reconciling items for the years ended December 31, 2015 and 2014 have been restated to conform to the methodology used in the year ended December 31, 2016, and include the following:

(a)	Represents non-cash charges for impairment of goodwill and other intangible assets.
(b)	Represents management fees and expenses paid to KKR.
(c)	Restructuring and related business transformation costs consist of the following:
	Year Ended December 31,
	2016	2015	2014
Restructuring charges	$32,898	$4,735	$5,878
Severance, sign-on, relocation and executive search costs	22,364	18,404	15,517
Facility reorganization, relocation, and other costs	8,670	1,583	362
Information technology infrastructure transformation	2,297	—	—
(Losses) gains on asset and business disposals	124	(4,510)	1,033
Consultant and other advisor fees	9,729	10,120	13,739
Other, net	2,595	1,077	22
Total restructuring and related business transformation costs	$78,677	$31,409	$36,551
(d)
Represents third party costs associated with successful and/or abandoned acquisitions, including post-closure integration, and non-cash charges and credits arising from fair value purchase accounting adjustments.

(e)	Represents estimated environmental remediation costs and losses of a former production facility.
(f)
Includes (i) foreign exchange gains and losses, (ii) non-cash impact of net LIFO reserve adjustments, (iii) effects of amortization of prior service costs and amortization of gains in pension and other postemployment benefits (OPEB) expense, (iv) certain legal and compliance costs, (v) shareholder litigation settlement loss ($30.0 million in 2014), (vi) costs to exit and settle loss contracts ($10.1 million in 2014), and (vii) other miscellaneous adjustments.

The following tables provide summarized information about the Company’s reportable segments.

Identifiable Assets:
	2016	2015(1)	2014(1)
Industrials	$1,943,623	$2,078,883	$2,324,118
Energy	1,501,027	1,572,814	2,040,561
Medical	486,231	469,613	473,346
Total	3,930,881	4,121,310	4,838,025
General corporate (unallocated)	385,067	340,736	269,096
Total assets	$4,315,948	$4,462,046	$5,107,121

(1)
General corporate identifiable assets as of December 31, 2015 and 2014 were restated to reclassify the unamortized debt issuance cost asset from “Other assets” in accordance with the adoption of ASU 2015-03. See “Note 2: New Accounting Standards” for further discussion on the adoption.

Depreciation and Amortization Expense:
	2016	2015	2014
Industrials	$96,034	$89,152	$94,023
Energy	55,509	53,763	46,589
Medical	21,182	20,109	19,738
Total	$172,725	$163,024	$160,350

Capital Expenditures:
	2016	2015	2014
Industrials	$44,746	$25,820	$19,829
Energy	21,402	38,598	44,269
Medical	8,268	6,555	9,448
Total	$74,416	$70,973	$73,546

The following table presents revenues and property, plant, and equipment by geographic region. Revenues have been attributed based on the products’ shipping destination. No country other than the United States comprises greater than 10% of consolidated revenue. Aggregating global revenues by product is currently not practical.
	Revenues			Property, Plant, and Equipment, net
	2016	2015	2014	2016	2015	2014
United States	$695,781	$865,683	$1,127,960	$197,902	$187,134	$171,076
Other Americas	106,203	140,198	151,122	7,177	5,825	7,780
Total Americas	801,984	1,005,881	1,279,082	205,079	192,959	178,856
EMEA(1)	800,241	751,300	872,371	125,330	116,313	130,038
Asia Pacific	337,211	369,704	418,552	27,982	31,493	34,633
Total	$1,939,436	$2,126,885	$2,570,005	$358,391	$340,765	$343,527

(1)	Europe, Middle East, and Africa (“EMEA”)